Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of composition of income tax expenses

	For the year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Current income tax expense	22,978	373	155
Deferred taxation	(3,085)	3,391	(53)
Total	19,893	3,764	102

Schedule of reconciliation of the differences between statutory income tax rate and the effective income tax rate

	For the year ended December 31,
	2019	2020	2021
	%	%	%
Statutory EIT rate	25.00	25.00	25.00
Effect of non‑deductible expenses(1)	(386.74)	(5.78)	(6.60)
Tax incentives for research and development expense(2)	111.56	2.08	9.00
Tax incentives for wages of disabled staff	9.89	0.02	0.05
Preferential tax rate	—	1.15	0.48
Change in valuation allowance	(154.03)	(23.19)	(25.55)
Non-taxable item (3)	47.58	—	—
Tax rate difference from statutory rate in other jurisdictions	7.45	(0.72)	(2.49)
Others	8.72	0.07	—
Effective income tax rate	(330.57)	(1.37)	(0.11)
(1)	It is mainly comprised of share-based compensation expenses which are permanent differences.
(2)	According to policies promulgated by the State Tax Bureau of the PRC, certain of the Group’s subsidiaries are entitled to tax incentives for research and development expenses at 175% of tax-deductible research and development expenses in 2019, 2020 and 2021.
(3)	It is due to the disposal gain arising from the disposal of 36Kr Global Holding.

Schedule of composition of deferred tax assets

	December 31,	December 31,
	2020	2021
	RMB’000	RMB’000
Deferred tax assets - non‑current:
—Net operating tax losses carry forwards	30,536	46,031
—Allowances of doubtful accounts	18,906	18,702
—Property and equipment impairment	1,997	1,997
—Others	299	299
Total deferred tax assets	51,738	67,029
Less: valuation allowance	(51,738)	(67,029)
Total deferred tax assets, net	—	—